Note 3 - Business Combination - Preliminary Fair Value of Asset Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 12, 2022	Feb. 18, 2022	Dec. 31, 2021
Goodwill, Ending Balance	$ 18,904			$ 0
I-Access Solutions Pte. Ltd. [Member]
Accounts receivable, net			$ 429
Prepaid expenses and other current assets			72
Property and equipment			22
Goodwill, Ending Balance			3,950
Other assets			997
Accrued expenses and other liabilities			(718)
Current portion of deferred revenue			(230)
Other non-current liabilities			(1,072)
Total purchase consideration			7,109
I-Access Solutions Pte. Ltd. [Member] | Technology-Based Intangible Assets [Member]
Intangible			2,750
Customer related assets			2,750
I-Access Solutions Pte. Ltd. [Member] | Customer Relationships [Member]
Intangible			909
Customer related assets			$ 909
tyGraph [Member]
Accounts receivable, net		$ 449
Prepaid expenses and other current assets		262
Property and equipment		30
Goodwill, Ending Balance		12,193
Other assets		219
Accrued expenses and other liabilities		(93)
Current portion of deferred revenue		(2,079)
Other non-current liabilities		(1,724)
Total purchase consideration		15,335
Accrued expenses and other liabilities		(342)
tyGraph [Member] | Technology-Based Intangible Assets [Member]
Intangible		2,552
Customer related assets		2,552
tyGraph [Member] | Customer Relationships [Member]
Intangible		3,868
Customer related assets		$ 3,868